SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2023	Aug. 02, 2022
Allowance for doubtful accounts			$ 0		$ 0		$ 0
Advertising costs			0	$ 0	0	$ 192
Right of use asset			0		0		$ 6,436	$ 8,704
Incremental borrowing rate								5.00%
Decrease in operating lease liabilities	$ (6,080)				$ (356)	$ 0
Other expenses			$ 47,030
RQS [Member]
Ownership interest			10.00%		10.00%
Series B And Series A Preferred Stock [Member]
Conversion rate					100
Convertible Series B Preferred Stock [Member]
Antidilutive shares					8,000,000		8,000,000
Hong Kong Office Facility [Member]
Decrease in operating lease liabilities		$ 6,080